Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	FEDERAL AGRICULTURAL MORTGAGE CORPORATION
Entity Central Index Key	0000845877